Assets held for sale	6 Months Ended
Sep. 30, 2023
Assets held for sale
Assets held for sale

4   Assets held for sale

Reclassification of Indus Towers Limited

In the condensed consolidated financial statements for the six months ended 30 September 2022, the Group’s 21% interest in Indus Towers Limited was reported within Assets held for sale. Whilst the Group remains focused on achieving a sale, the investment was not assessed as meeting the requirements of held for sale at 31 March 2023 and this remained the position at 30 September 2023.

Impact on the consolidated income statement

Comparative amounts for the six months ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. The reclassification has no impact on revenue and gross profit reported in the consolidated income statement for the six months ended 30 September 2022, but the following line items have been impacted:

–Share of results of equity accounted associates and joint ventures increased by €33 million.

–Investment income decreased by €74 million.

Consequently, operating profit increased by €33 million. Profit before taxation and Profit for the financial period both decreased by €41 million and Total comprehensive income decreased by €38 million compared to the amounts previously reported.